Net (Loss)/Income per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options and RSUs [Member]
Net Loss per Share [Line Items]
Anti-dilutive securities excluded in calculation of earnings per share	288,884	1,616,127	1,109,848